Investment properties (Details1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment Properties
Lease revenue	R$ 416	R$ 433
Operating expenses from investment properties that generate revenue	(92)	(108)
Operating expenses from investment properties that do not generate revenue	(99)	(103)
Net result generated by investment properties	R$ 225	R$ 222